Note Employee benefits (Aggregate status of the plans and the amounts recognized in the consolidated financial statements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 697,129
Fair value of plan assets at end of year	767,539	$ 697,129
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of year	736,082	736,140
Interest cost	24,479	25,166	$ 29,613
Actuarial loss (gain)	49,731	12,219
Benefits paid	(37,612)	(37,443)
Benefit obligation at end of year	772,680	736,082	736,140
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	665,235	612,283
Actual return on plan assets	89,008	30,395
Employer contribution	16,000	60,000
Benefits paid	(37,612)	(37,443)
Fair value of plan assets at end of year	732,631	665,235	612,283
Amounts recognized in accumulated other comprehensive losss:
Net loss	276,839	295,589
Accumulated other comprehensive loss	276,839	295,589	294,792
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(70,847)	(123,857)
Accumulated other comprehensive loss	295,589	294,792
Amount prepaid (accued) at beginning of year	224,742	170,935
Net periodic benefit income (cost)	(3,952)	(6,193)	(3,248)
Contributions	16,000	60,000
Amount prepaid (accrued) at end of year	236,790	224,742	170,935
Accumulated other comprehensive loss	(276,839)	(295,589)	(294,792)
Net (liabilities) assets at end of year	(40,049)	(70,847)	(123,857)
Benefit Restoration Plans
Change in benefit obligation:
Benefit obligation at beginning of year	42,576	40,773
Interest cost	1,410	1,392	1,630
Actuarial loss (gain)	2,394	2,533
Benefits paid	(2,072)	(2,122)
Benefit obligation at end of year	44,308	42,576	40,773
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	31,894	32,131
Actual return on plan assets	4,849	1,480
Employer contribution	237	405
Benefits paid	(2,072)	(2,122)
Fair value of plan assets at end of year	34,908	31,894	32,131
Amounts recognized in accumulated other comprehensive losss:
Net loss	13,488	15,577
Accumulated other comprehensive loss	13,488	15,577	13,699
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	(10,682)	(8,642)
Accumulated other comprehensive loss	15,577	13,699
Amount prepaid (accued) at beginning of year	4,895	5,057
Net periodic benefit income (cost)	(1,044)	(567)	(515)
Contributions	237	405
Amount prepaid (accrued) at end of year	4,088	4,895	5,057
Accumulated other comprehensive loss	(13,488)	(15,577)	(13,699)
Net (liabilities) assets at end of year	$ (9,400)	$ (10,682)	$ (8,642)